2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Schedule of exchange rates used
December 31, 2014
Exchange rates as of the date specified	6.1190:1 RMB to USD
7.7567:1 HKD to USD

Average exchange rates for the years ended	6.1443:1 RMB to USD
7.7556:1 HKD to USD

	June 30, 2015	June 30, 2014
Exchange rates as of the date specified	6.1136:1 RMB to USD	6.1528:1 RMB to USD
	7.7544:1 HKD to USD	7.7516:1 HKD to USD

Average exchange rates for the six-months ended	6.1294:1 RMB to USD	6.1385:1 RMB to USD
	7.7544:1 HKD to USD	7.7570:1 HKD to USD

Schedule of estimated useful lives of property, equipment and leasehold improvements
Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Basic and diluted earnings per share
	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income	$3,011	$4,399	$5,678	$1,800
Weighted average number of common shares outstanding – Basic	23,549,644	23,549,503	23,549,644	23,548,571
Stock options	708,391	434,984	712,606	270,857
Weighted average number of common shares outstanding – Diluted	24,258,035	23,984,487	24,262,250	23,819,428
Earnings per share
Basic	$0.13	$0.19	$0.24	$0.08
Diluted	$0.12	$0.18	$0.23	$0.08